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                        SECURITIES ACT FILE NO. 33-36697
                   INVESTMENT COMPANY ACT FILE NO. 811-6166
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
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                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

Pre-Effective Amendment No.                                             [ ]

Post-Effective Amendment No. 15                                         [x]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                             [ ]

Amendment No. 17                                                        [x]


                        (Check appropriate box or boxes)
                                ----------------

                             THE FAHNESTOCK FUNDS
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 Broad Street, New York, New York  10004
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            (Address of Principal Executive Offices)  (Zip Code)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 668-8000

                              Albert G. Lowenthal
                             Fahnestock & Co. Inc
                               125 Broad Street
                           New York, New York 10004
                   (NAME AND ADDRESS OF AGENT FOR SERVICES)
                               ----------------

                                  Copies to:

                   Faith Colish, A Professional Corporation
                                63 Wall Street
                           New York, New York 10005


Approximate Date of Proposed Public Offering:     Continuous

It is proposed that this filing will become effective (check appropriate box):

[x]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on May 1, 1999 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                       HUDSON CAPITAL APPRECIATION FUND
                      (A Series of The Fahnestock Funds)
                               125 Broad Street
                           New York, New York 10004

                                 June 23, 1999
            Supplement to Prospectus for Class A and Class B Shares
                               dated May 1, 1999

  On June 16, 1999 the Board of Trustees of The Fahnestock Funds (the "Trust") unanimously voted to recommend to shareholders of Hudson Capital Appreciation Fund (the "Hudson Fund") to approve a proposal to combine assets of the Fund with the assets of Ivy US Emerging Growth Fund ("Ivy US Growth"). Under this proposal, if approved by shareholders, holders of the Hudson Fund Class A shares would receive Class A shares of Ivy US Growth having a net asset value equal to the net asset value of the Hudson Fund Class A shares held. Holders of the Hudson Fund Class B shares would receive Class B shares of Ivy US Growth having a net asset value equal to the net asset value of the Hudson Fund Class B shares held. No sales load will be charged for this transfer, which is intended to result in a tax-free exchange.

  Shareholders as of the record date will be asked to vote on this proposal by proxy or in person at a Shareholders Meeting tentatively scheduled to be held in mid-September, 1999. The Trust expects the record date to be on or about August 2, 1999. The proxy statement, containing full details of this proposal, will be mailed shortly after the record date.

  If you purchase or hold shares of the Hudson Fund, they may be converted to shares of Ivy US Growth. Please refer to the accompanying Ivy US Growth prospectus to learn more about Ivy US Growth.
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                       HUDSON CAPITAL APPRECIATION FUND
                      (A Series of The Fahnestock Funds)
                               125 Broad Street
                           New York, New York 10004

                                 June 23, 1999
                  Supplement to Prospectus for Class N Shares
                               dated May 1, 1999

  On June 16, 1999 the Board of Trustees of The Fahnestock Funds (the "Trust") unanimously voted to recommend to shareholders of Hudson Capital Appreciation Fund (the "Hudson Fund") to approve a proposal to combine assets of the Fund with the assets of Ivy US Emerging Growth Fund ("Ivy US Growth"). Under this proposal, if approved by shareholders, holders of Hudson Fund Class N shares would receive Class A shares of Ivy US Growth having a net asset value equal to the net asset value of the Hudson Fund Class N shares held. Normally, a sales load is charged on the purchase of Ivy US Growth Class A shares. However, Ivy US Growth has agreed to waive this sales load if a Class N Hudson Fund shareholder wishes to purchase additional Class A shares of Ivy US Growth. No sales load will be charged for this transfer, which is intended to result in a tax-free reorganization.

  Shareholders as of the record date will be asked to vote on this proposal by proxy or in person at a Shareholders Meeting tentatively scheduled to be held in mid-September, 1999. The Trust expects the record date to be on or about August 2, 1999. The proxy statement, containing full details of this proposal, will be mailed shortly after the record date.

  If you purchase or hold shares of the Hudson Fund, they may be converted to shares of the Ivy US Growth. Please refer to the accompanying Ivy US Growth prospectus to learn more about Ivy US Growth.
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                        HUDSON CAPITAL APPRECIATION FUND
                       (A Series of The Fahnestock Funds)
                                125 Broad Street
                            New York, New York 10004

                                 June 23, 1999
               Supplement to Statement of Additional Information
                              dated April 15, 1997

  The following paragraph is added to the end of the section captioned "INVESTMENT POLICIES" starting on page 4:

    (15) Purchase securities on margin.

  All references by incorporation to the Statement of Additional Information located in the Prospectus for Class A and Class B shares and the Prospectus for Class N shares, dated May 1, 1999, and supplementedJune 23, 1999, include this supplement.